Report Of The Directors Financial Review Risk Report - Sensitivity of HSBC’s insurance manufacturing subsidiaries to market risk factors (Details) - Market risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Effect on profit after tax
+100 basis point parallel shift in yield curves	$ (2)	$ (67)
-100 basis point parallel shift in yield curves	(154)	(68)
10% increase in equity prices	369	332
10% decrease in equity prices	(377)	(338)
10% increase in US dollar exchange rate compared with all currencies	80	84
10% decrease in US dollar exchange rate compared with all currencies	(80)	(84)
Effect on total equity
+100 basis point parallel shift in yield curves	(142)	(188)
-100 basis point parallel shift in yield curves	(9)	58
10% increase in equity prices	369	332
10% decrease in equity prices	(377)	(338)
10% increase in US dollar exchange rate compared with all currencies	80	84
10% decrease in US dollar exchange rate compared with all currencies	$ (80)	$ (84)